Average Annual Total Returns - RS Shares Prospectus			12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
		Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			20.05%	9.58%		10.25%
MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.87%	11.70%		12.28%
S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.02%	3.85%		5.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.49%	9.63%		10.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.40%	3.31%	2.24%	2.23%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%	(2.15%)		1.26%
Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.05%	2.66%		4.29%
SG Trend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SG Trend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.39%	6.97%	3.13%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.13%	13.40%	15.54%
GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		19.59%	10.11%		10.91%
GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		18.25%	9.17%		9.86%
GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		12.47%	7.84%		8.67%
GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		12.45%	5.22%		5.70%
GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[2]		11.00%	4.13%		4.64%
GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		7.60%	3.66%		4.16%
GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		7.03%	10.70%		8.52%
GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions
Average Annual Return, Percent	[3]		4.65%	8.66%		7.02%
GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		5.14%	7.78%		6.40%
GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]		7.35%	1.45%		3.00%
GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions
Average Annual Return, Percent	[4]		5.96%	0.06%		1.79%
GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		4.36%	0.50%		1.79%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return Before Taxes
Average Annual Return, Percent	[5]		13.02%	5.43%		5.40%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions
Average Annual Return, Percent	[5]		11.53%	4.16%		4.24%
GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		7.97%	3.77%		3.84%
GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return Before Taxes
Average Annual Return, Percent	[6]		3.73%	0.12%		2.94%
GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions
Average Annual Return, Percent	[6]		1.61%	(1.47%)		1.47%
GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[6]		2.19%	(0.57%)		1.64%
GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Return Before Taxes
Average Annual Return, Percent	[7]		(10.14%)	1.97%	0.72%
Performance Inception Date		Jan. 19, 2016
GuidePath(R) Managed Futures Strategy Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Return After Taxes on Distributions
Average Annual Return, Percent	[7]		(10.14%)	(0.23%)	(0.63%)
GuidePath(R) Managed Futures Strategy Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		(6.00%)	0.95%	0.22%

[1]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[2]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[3]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[4]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[5]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[6]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[7]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.